Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 22,923	$ 14,843	$ 6,983
Short-term investments	9,566	5,189	52,079
Financial assets at fair value through profit or loss	30,189	34,586	7,038
Total	62,678	54,618	66,100	$ 46,028
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 1,075	$ 2,000	$ 10,043